SHAREHOLDERS’ EQUITY (Details Narrative) - $ / shares	Jun. 30, 2024	Feb. 16, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized	100,000,000		100,000,000
Common stock, par value	$ 0.0001		$ 0.0001
Common stock, shares issued	13,250,000		13,250,000
Common stock, shares outstanding	13,250,000		13,250,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized		1